SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF BASIC NET LOSS PER COMMON SHARE

Basic net loss per common share is based upon the weighted-average number of common shares outstanding. Diluted net loss per common share is the same as basic net loss per common share as the inclusion of potentially dilutive common shares would be anti-dilutive.

	Six months ended June 30,
	2025	2024
Numerator:
Net loss attributable to First Choice Healthcare Solutions, Inc.	$(2,037,329)	$(3,114,119)

Denominator:
Weighted-average common shares, basic and dilutive	32,958,288	32,958,288

Basic and dilutive loss per common share	$(0.06)	$(0.09)

Basic net loss per common share is based upon the weighted-average number of common shares outstanding. Diluted net loss per common share is the same as basic net loss per common shares as the inclusion of potentially dilutive common shares would be anti-dilutive.

	Year ended December 31,
	2024	2023
Numerator:
Net loss attributable to First Choice Healthcare Solutions, Inc.	$(3,941,488)	$(8,261,964)

Denominator:
Weighted-average common shares, basic and dilutive	32,958,288	32,958,288

Basic and dilutive loss per common share	$(0.12)	$(0.25)

SCHEDULE OF ANTI-DILUTIVE WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING

	June 30, 2025	June 30, 2024
Convertible debt	1,018,265,762	1,132,213,935
Warrants to purchase common stock	13,756,977	13,756,977
Incentive shares payable issued with convertible notes	3,271,875	3,271,875
Restricted stock awards	7,974,375	1,357,308
Total	1,043,268,989	2,826,004,289

	December 31,
	2024	2023
Convertible debt	1,132,213,935	2,810,648,817
Warrants to purchase common stock	13,756,977	11,774,164
Incentive shares payable issued with convertible notes	3,271,875	1,568,250
Restricted stock awards	1,357,308	1,357,308
Total	1,150,600,095	2,825,348,539